Expenses and Financial Income and Expenses - Summary of Financial Income and Expenses (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2018 BRL (R$)
Disclosure of expenses and financial income and expenses [abstract]
Interest income	$ 2,538	R$ 9,833	R$ 24,631	R$ 19,675
Foreign exchange gain	741	2,871	1,336	2,090
Imputed interest on installment sales	583	2,259	2,255	5,706
Derivative financial instruments gain	0	0	764
Other	16	63	10	814
Total financial income	3,878	15,026	28,996	28,285
Interest expense	8,595	33,302	61,287	65,081
Imputed interest on credit purchases	7,856	30,439	53,981	32,653
Bank charges	1,364	5,287	6,451	3,005
Derivative financial instruments loss	0	0		492
Foreign exchange loss	1,595	6,179	1,810
Debt issuance costs	632		4,665	2,532	R$ 2,447
Other	1,436	5,569	846	1,032
Total financial expense	$ 21,478	R$ 83,223	R$ 129,040	R$ 104,795